Loan Servicing	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
LOAN SERVICING

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year-end were as follows:

	2013	2012

Mortgage loans serviced for Freddie Mac	$8,243	$10,433

Custodial escrow balances maintained in connection with serviced loans were $166 and $199 at year-end 2013 and 2012.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2013	2012	2011

Servicing rights, net of valuation allowance:
Beginning of year	$29	$37	57
Additions	-	-	-
Amortized to expense	(9)	(9)	(23)
Change in valuation allowance	-	1	3
End of year	20	29	37

Valuation allowance:
Beginning of year	1	2	5
Additions expensed	-	-	-
Reductions credited to operations	-	(1)	(3)
End of year	$1	$1	$2